Portfolio of Investments
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
Arconic, Inc.
02/01/2037	5.950%	230,000	208,217
BAE Systems PLC(a)
02/15/2031	1.900%	670,000	507,489
Boeing Co. (The)
05/01/2034	3.600%	277,000	207,821
08/01/2059	3.950%	840,000	524,289
Northrop Grumman Corp.
06/01/2043	4.750%	65,000	57,114
10/15/2047	4.030%	295,000	234,072
United Technologies Corp.
06/01/2042	4.500%	232,000	200,229
11/01/2046	3.750%	390,000	293,450
Total			2,232,681
Automotive 0.0%
General Motors Co.
04/01/2048	5.400%	145,000	114,361
Banking 0.1%
Bank of America Corp.(b)
07/23/2031	1.898%	520,000	387,350
10/24/2031	1.922%	300,000	222,037
02/04/2033	2.972%	1,616,000	1,265,967
Subordinated
09/21/2036	2.482%	200,000	144,699
Citigroup, Inc.(b)
06/03/2031	2.572%	724,000	570,296
01/25/2033	3.057%	521,000	410,847
Goldman Sachs Group, Inc. (The)(b)
07/21/2032	2.383%	1,561,000	1,179,169
HSBC Holdings PLC(b)
05/24/2032	2.804%	537,000	394,827
11/22/2032	2.871%	538,000	392,315
JPMorgan Chase & Co.(b)
04/22/2032	2.580%	145,000	112,216
11/15/2048	3.964%	573,000	429,057
04/22/2052	3.328%	451,000	295,167
Morgan Stanley(b)
07/21/2032	2.239%	530,000	398,533
10/20/2032	2.511%	86,000	65,828
Subordinated
09/16/2036	2.484%	70,000	50,160
04/20/2037	5.297%	310,000	279,358
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.(b)
07/25/2033	4.897%	710,000	653,112
04/25/2053	4.611%	541,000	439,481
Total			7,690,419
Cable and Satellite 0.0%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	523,000	402,731
06/30/2062	3.950%	386,000	229,402
04/01/2063	5.500%	526,000	400,678
Comcast Corp.
11/01/2056	2.937%	635,000	379,088
NBCUniversal Media LLC
01/15/2043	4.450%	436,000	363,465
Total			1,775,364
Construction Machinery 0.0%
Caterpillar, Inc.
09/19/2049	3.250%	135,000	99,628
United Rentals North America, Inc.
02/15/2031	3.875%	190,000	154,674
Total			254,302
Diversified Manufacturing 0.0%
Carrier Global Corp.
04/05/2050	3.577%	467,000	322,746
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	484,000	434,167
Total			756,913
Electric 0.1%
AEP Texas, Inc.
01/15/2050	3.450%	570,000	387,628
AES Corp. (The)
01/15/2031	2.450%	220,000	168,603
Berkshire Hathaway Energy Co.(a)
05/01/2053	4.600%	260,000	220,524
CenterPoint Energy, Inc.
09/01/2049	3.700%	203,000	145,565
Dominion Energy, Inc.
08/15/2052	4.850%	365,000	311,639
Dominion Resources, Inc.
12/01/2044	4.700%	250,000	210,380
DTE Energy Co.
06/15/2029	3.400%	235,000	205,605
Variable Portfolio – Managed Volatility Moderate Growth Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Corp.
08/15/2052	5.000%	1,005,000	858,442
Emera US Finance LP
06/15/2046	4.750%	164,000	128,946
Eversource Energy
08/15/2030	1.650%	342,000	258,394
01/15/2050	3.450%	229,000	159,333
Exelon Corp.(a)
03/15/2052	4.100%	418,000	323,279
Georgia Power Co.
03/15/2042	4.300%	770,000	614,750
Jersey Central Power & Light Co.(a)
03/01/2032	2.750%	61,000	48,501
Northern States Power Co.
05/15/2044	4.125%	115,000	95,841
Pacific Gas and Electric Co.
07/01/2050	4.950%	480,000	352,968
Southern California Edison Co.
10/01/2043	4.650%	30,000	24,641
04/01/2047	4.000%	70,000	51,163
03/01/2048	4.125%	110,000	81,735
Xcel Energy, Inc.
12/01/2049	3.500%	460,000	326,589
Total			4,974,526
Environmental 0.0%
GFL Environmental, Inc.(a)
09/01/2028	3.500%	280,000	236,444
Waste Connections, Inc.
01/15/2032	2.200%	205,000	159,259
Total			395,703
Food and Beverage 0.0%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	1,016,000	880,556
Bacardi Ltd.(a)
05/15/2038	5.150%	536,000	465,125
Kraft Heinz Foods Co.
06/01/2046	4.375%	601,000	468,169
Total			1,813,850
Health Care 0.0%
Becton Dickinson and Co.
05/20/2050	3.794%	72,000	53,911
Cigna Corp.
12/15/2048	4.900%	164,000	142,047
03/15/2050	3.400%	230,000	156,050
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Health Corp.
07/20/2045	5.125%	535,000	468,236
03/25/2048	5.050%	80,000	70,427
HCA, Inc.(a)
03/15/2052	4.625%	626,000	470,984
Total			1,361,655
Healthcare Insurance 0.0%
Aetna, Inc.
08/15/2047	3.875%	199,000	146,594
Anthem, Inc.
08/15/2044	4.650%	135,000	116,002
Centene Corp.
12/15/2029	4.625%	115,000	103,310
02/15/2030	3.375%	70,000	57,228
08/01/2031	2.625%	230,000	174,115
UnitedHealth Group, Inc.
08/15/2039	3.500%	208,000	163,314
05/15/2062	4.950%	559,000	500,657
Total			1,261,220
Independent Energy 0.0%
Canadian Natural Resources Ltd.
02/15/2037	6.500%	105,000	100,997
ConocoPhillips Co.
11/15/2044	4.300%	220,000	182,823
Total			283,820
Integrated Energy 0.0%
BP Capital Markets America, Inc.
03/17/2052	3.001%	85,000	54,986
Cenovus Energy, Inc.
02/15/2052	3.750%	321,000	217,524
Shell International Finance BV
11/26/2041	2.875%	442,000	310,055
Total Capital International SA
06/29/2060	3.386%	80,000	53,463
Total			636,028
Life Insurance 0.0%
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	135,000	115,397
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	185,000	123,453
MetLife, Inc.
07/15/2052	5.000%	284,000	258,922

2	Variable Portfolio – Managed Volatility Moderate Growth Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	270,000	203,511
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2059	3.625%	409,000	282,706
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	190,000	169,409
05/15/2050	3.300%	220,000	152,550
Voya Financial, Inc.
06/15/2046	4.800%	80,000	64,904
Total			1,370,852
Media and Entertainment 0.0%
Magallanes, Inc.(a)
03/15/2042	5.050%	320,000	239,518
03/15/2062	5.391%	907,000	657,470
Netflix, Inc.(a)
11/15/2029	5.375%	460,000	432,635
06/15/2030	4.875%	205,000	187,157
Total			1,516,780
Midstream 0.0%
Enterprise Products Operating LLC
03/15/2044	4.850%	121,000	101,140
01/31/2060	3.950%	290,000	199,608
Kinder Morgan Energy Partners LP
11/01/2042	4.700%	100,000	78,163
03/01/2043	5.000%	320,000	259,286
Kinder Morgan, Inc.
02/15/2046	5.050%	231,000	189,141
MPLX LP
04/15/2048	4.700%	70,000	53,557
03/14/2052	4.950%	176,000	138,420
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	349,000	250,412
Western Gas Partners LP
03/01/2048	5.300%	20,000	16,416
08/15/2048	5.500%	80,000	64,953
Williams Companies, Inc. (The)
06/24/2044	5.750%	330,000	298,467
Williams Cos, Inc. (The)
08/15/2052	5.300%	121,000	106,005
Total			1,755,568
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.0%
NiSource, Inc.
02/15/2043	5.250%	133,000	119,784
05/15/2047	4.375%	464,000	368,153
Sempra Energy
02/01/2048	4.000%	180,000	134,569
Total			622,506
Pharmaceuticals 0.0%
AbbVie, Inc.
11/06/2042	4.400%	170,000	141,139
06/15/2044	4.850%	337,000	293,892
11/14/2048	4.875%	112,000	98,347
11/21/2049	4.250%	225,000	180,543
Amgen, Inc.
03/01/2053	4.875%	291,000	256,269
02/22/2062	4.400%	454,000	353,119
Bristol-Myers Squibb Co.
03/15/2062	3.900%	290,000	219,621
Gilead Sciences, Inc.
10/01/2040	2.600%	360,000	238,788
10/01/2050	2.800%	150,000	92,487
Total			1,874,205
Property & Casualty 0.0%
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	665,000	510,638
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	180,000	122,010
Total			632,648
Railroads 0.0%
CSX Corp.
11/01/2046	3.800%	477,000	363,966
Norfolk Southern Corp.
08/15/2052	4.050%	190,000	146,749
Union Pacific Corp.
01/20/2063	5.150%	355,000	329,483
Total			840,198
Retailers 0.0%
Amazon.com, Inc.
04/13/2062	4.100%	545,000	437,359
Lowe’s Companies, Inc.
04/01/2062	4.450%	594,000	445,300
09/15/2062	5.800%	241,000	221,595
Total			1,104,254

Variable Portfolio – Managed Volatility Moderate Growth Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.1%
Apple, Inc.
08/08/2062	4.100%	459,000	376,325
Broadcom, Inc.(a)
11/15/2036	3.187%	568,000	388,926
Fidelity National Information Services, Inc.
03/01/2041	3.100%	80,000	53,201
07/15/2052	5.625%	89,000	79,058
Intel Corp.
08/12/2051	3.050%	405,000	259,075
International Business Machines Corp.
07/27/2052	4.900%	200,000	175,294
MSCI, Inc.(a)
11/01/2031	3.625%	260,000	209,026
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	65,000	54,131
01/15/2033	5.000%	264,000	236,759
02/15/2042	3.125%	169,000	107,413
Oracle Corp.
07/15/2046	4.000%	385,000	260,569
04/01/2050	3.600%	394,000	246,511
03/25/2061	4.100%	62,000	39,244
VeriSign, Inc.
06/15/2031	2.700%	166,000	129,595
Total			2,615,127
Tobacco 0.0%
BAT Capital Corp.
08/15/2047	4.540%	190,000	126,560
Wireless 0.0%
American Tower Corp.
06/15/2030	2.100%	370,000	283,132
Crown Castle International Corp.
01/15/2051	3.250%	75,000	47,727
T-Mobile US, Inc.
04/15/2050	4.500%	70,000	56,300
10/15/2052	3.400%	348,000	229,973
11/15/2060	3.600%	190,000	122,866
09/15/2062	5.800%	141,000	130,712
Vodafone Group PLC
02/19/2043	4.375%	165,000	126,356
Total			997,066
Wirelines 0.0%
AT&T, Inc.
12/01/2057	3.800%	1,451,000	981,770
Telefonica Emisiones SAU
03/06/2048	4.895%	300,000	221,463
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
03/22/2051	3.550%	325,000	229,486
Total			1,432,719
Total Corporate Bonds & Notes (Cost $49,705,847)			38,439,325

Equity Funds 45.4%
	Shares	Value ($)
International 12.4%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(c)	67,526,493	679,316,518
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(c)	47,227,745	354,208,086
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(c),(d)	26,107,819	230,532,046
Variable Portfolio – Partners International Value Fund, Class 1 Shares(c)	31,832,302	231,420,835
Total		1,495,477,485
U.S. Large Cap 26.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(c),(d)	6,058,500	188,298,164
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(c),(d)	8,740,701	588,861,040
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(c),(d)	11,684,201	296,077,639
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(c),(d)	42,381,420	587,830,292
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(c),(d)	9,654,972	306,931,571
CTIVP® – MFS® Value Fund, Class 1 Shares(c),(d)	8,538,564	267,598,591
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(c),(d)	5,327,140	187,035,883
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(c),(d)	6,388,548	255,478,048
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(c),(d)	9,274,358	264,968,417
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(c),(d)	10,569,891	294,054,380
Total		3,237,134,025

4	Variable Portfolio – Managed Volatility Moderate Growth Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2022 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 2.2%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(c),(d)	1,866,240	64,777,175
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(c),(d)	2,179,501	65,014,514
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(c),(d)	1,774,250	65,913,395
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(c),(d)	1,935,448	64,566,557
Total		260,271,641
U.S. Small Cap 3.9%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(c)	6,361,362	65,013,120
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(c),(d)	6,041,437	53,708,375
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(c),(d)	6,684,058	171,913,971
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(c),(d)	5,840,668	171,540,426
Total		462,175,892
Total Equity Funds (Cost $4,964,698,103)		5,455,059,043

Exchange-Traded Equity Funds 4.0%

International Mid Large Cap 1.4%
iShares MSCI EAFE ETF	3,018,292	169,054,535
U.S. Large Cap 2.6%
SPDR S&P 500 ETF Trust	890,200	317,961,636
Total Exchange-Traded Equity Funds (Cost $411,266,133)		487,016,171

Exchange-Traded Fixed Income Funds 5.5%

Investment Grade 5.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,447,790	353,226,085
Vanguard Intermediate-Term Corporate Bond ETF	4,016,000	303,930,880
Total		657,156,965
Total Exchange-Traded Fixed Income Funds (Cost $793,488,446)		657,156,965

Fixed Income Funds 25.9%
	Shares	Value ($)
Investment Grade 25.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(c)	73,765,231	602,661,941
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(c)	21,636,487	193,646,556
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(c)	47,075,800	352,126,983
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(c)	21,733,582	186,474,135
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(c)	52,399,985	466,883,867
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(c)	67,922,864	608,588,861
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(c)	75,973,919	703,518,489
Total		3,113,900,832
Total Fixed Income Funds (Cost $3,812,279,772)		3,113,900,832

Residential Mortgage-Backed Securities - Agency 9.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(e)
10/18/2037	2.000%	44,300,000	39,034,183
10/18/2037- 10/13/2052	2.500%	295,030,000	259,197,568
10/18/2037- 10/13/2052	3.000%	850,302,000	747,479,985
10/13/2052	3.500%	110,000,000	98,991,407
Total Residential Mortgage-Backed Securities - Agency (Cost $1,194,775,199)			1,144,703,143

U.S. Treasury Obligations 0.0%

U.S. Treasury
08/15/2042	3.375%	387,900	351,413
08/15/2047	2.750%	654,500	522,782
Total U.S. Treasury Obligations (Cost $932,367)			874,195

Options Purchased Puts 0.9%
Value ($)
(Cost $87,578,986)	105,438,250

Variable Portfolio – Managed Volatility Moderate Growth Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2022 (Unaudited)
Money Market Funds 16.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(c),(f)	1,958,089,954	1,957,110,909
Total Money Market Funds (Cost $1,957,217,959)		1,957,110,909
Total Investments in Securities (Cost: $13,271,942,812)		12,959,698,833
Other Assets & Liabilities, Net		(939,970,821)
Net Assets		12,019,728,012
At September 30, 2022, securities and/or cash totaling $200,976,933 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
180,000,000 EUR	183,405,825 USD	Barclays	10/14/2022	6,871,425	—
20,000,000 EUR	19,263,800 USD	Barclays	10/14/2022	—	(351,133)
50,000,000 GBP	60,544,750 USD	Barclays	10/14/2022	4,704,750	—
30,000,000 GBP	32,719,590 USD	Barclays	10/14/2022	—	(784,410)
46,436,034 USD	60,000,000 CAD	Barclays	10/14/2022	—	(3,001,523)
93,823,010 USD	80,000,000 GBP	Barclays	10/14/2022	—	(4,479,010)
93,125,000 CHF	97,803,328 USD	Citi	10/14/2022	3,337,388	—
3,950,000,000 JPY	29,331,356 USD	Citi	10/14/2022	2,012,990	—
28,603,125 USD	4,000,000,000 JPY	Citi	10/14/2022	—	(938,957)
450,000,000 NOK	44,550,485 USD	Goldman Sachs International	10/14/2022	3,219,568	—
46,419,030 USD	450,000,000 NOK	Goldman Sachs International	10/14/2022	—	(5,088,112)
120,000,000 AUD	81,334,920 USD	UBS	10/14/2022	4,567,320	—
20,000,000 GBP	21,502,660 USD	UBS	10/14/2022	—	(833,340)
Total				24,713,441	(15,476,485)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	2,591	12/2022	USD	466,574,325	—	(14,050,895)
U.S. Long Bond	1,511	12/2022	USD	190,999,844	—	(15,910,480)
U.S. Treasury 10-Year Note	2,993	12/2022	USD	335,403,063	—	(13,270,783)
U.S. Treasury 2-Year Note	3,231	12/2022	USD	663,617,113	—	(8,736,049)
U.S. Treasury 5-Year Note	5,765	12/2022	USD	619,782,542	—	(19,375,342)
U.S. Ultra Treasury Bond	1,028	12/2022	USD	140,836,000	—	(12,975,716)
Total					—	(84,319,265)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(3,942)	12/2022	EUR	(130,677,300)	9,657,709	—
FTSE 100 Index	(400)	12/2022	GBP	(27,658,000)	1,881,975	—
MSCI Singapore Index	(75)	10/2022	SGD	(2,104,875)	9,456	—
OMXS30 Index	(1,850)	10/2022	SEK	(338,550,000)	1,685,046	—
OMXS30 Index	(400)	10/2022	SEK	(73,200,000)	—	(16,024)
Russell 2000 Index E-mini	(1,760)	12/2022	USD	(146,942,400)	14,113,817	—
S&P 500 Index E-mini	(4,817)	12/2022	USD	(867,421,275)	74,552,672	—
SPI 200 Index	(309)	12/2022	AUD	(49,949,850)	1,709,300	—
TOPIX Index	(449)	12/2022	JPY	(8,243,640,000)	2,083,364	—
6	Variable Portfolio – Managed Volatility Moderate Growth Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2022 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(42)	12/2022	USD	(4,706,625)	219,883	—
U.S. Treasury Ultra 10-Year Note	(23)	12/2022	USD	(2,725,141)	170,621	—
U.S. Treasury Ultra Bond	(3)	12/2022	USD	(411,000)	14,506	—
Total					106,098,349	(16,024)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	735,052,100	2,050	3,100.00	12/15/2023	37,299,851	38,878,250
S&P 500 Index	JPMorgan	USD	806,764,500	2,250	3,200.00	06/21/2024	40,713,861	56,385,000
S&P 500 Index	JPMorgan	USD	179,281,000	500	2,900.00	12/20/2024	9,565,274	10,175,000
Total							87,578,986	105,438,250

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 39	Morgan Stanley	12/20/2027	1.000	Quarterly	1.077	USD	200,000,000	(849,068)	—	—	—	(849,068)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2022, the total value of these securities amounted to $5,556,114, which represents 0.05% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	2,693,409,348	2,481,135,023	(3,217,581,271)	147,809	1,957,110,909	—	(905,621)	16,258,013	1,958,089,954
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	268,192,699	—	(7,859,403)	(72,035,132)	188,298,164	—	11,831,282	—	6,058,500
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	847,899,756	—	(29,150,458)	(229,888,258)	588,861,040	—	36,334,630	—	8,740,701
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	764,704,221	21,728,469	(28,822,163)	(154,948,586)	602,661,941	439,167	(2,791,801)	21,272,952	73,765,231
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	421,739,430	21,424,524	(2,623,060)	(144,463,255)	296,077,639	—	3,400,680	—	11,684,201
Variable Portfolio – Managed Volatility Moderate Growth Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	233,965,697	1,619,767	(24,266,665)	(17,672,243)	193,646,556	—	(2,826,632)	1,615,106	21,636,487
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	473,921,343	41,177,309	(818,291)	(162,153,378)	352,126,983	12,144,567	6,500	11,084,756	47,075,800
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	949,199,562	68,101,098	(14,977,308)	(323,006,834)	679,316,518	59,535,217	3,346,883	6,637,881	67,526,493
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	841,891,835	—	(33,353,230)	(220,708,313)	587,830,292	—	21,485,980	—	42,381,420
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	427,523,128	—	(31,013,533)	(89,578,024)	306,931,571	—	34,116,787	—	9,654,972
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	87,490,110	9,679,830	(1,695,490)	(30,697,275)	64,777,175	—	1,571,470	—	1,866,240
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	93,893,786	—	(6,566,707)	(22,312,565)	65,014,514	—	6,024,877	—	2,179,501
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	89,260,091	29,731,202	(7,897,147)	(46,081,026)	65,013,120	29,160,555	649,621	570,647	6,361,362
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	86,528,918	24,513,227	—	(57,333,770)	53,708,375	24,513,227	—	—	6,041,437
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	230,939,247	4,389,022	(11,201,127)	(37,653,007)	186,474,135	—	(1,197,449)	4,378,471	21,733,582
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares
	174,346,658	1,278,369	(181,348,532)	5,723,505	—	888,458	(12,789,225)	385,698	—
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	590,657,072	29,255,516	(33,938,268)	(119,090,453)	466,883,867	13,337,527	(2,906,969)	15,909,754	52,399,985
CTIVP® – MFS® Value Fund, Class 1 Shares
	373,510,429	—	(23,419,866)	(82,491,972)	267,598,591	—	22,681,767	—	8,538,564
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	319,514,125	106,406	—	(132,584,648)	187,035,883	—	—	—	5,327,140
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	363,066,503	17,468,000	(4,020,301)	(121,036,154)	255,478,048	—	5,069,491	—	6,388,548
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	371,736,211	—	(32,321,558)	(74,446,236)	264,968,417	—	25,038,407	—	9,274,358
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	764,707,694	7,726,135	(42,628,152)	(121,216,816)	608,588,861	—	(3,191,736)	7,709,224	67,922,864
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	92,024,794	—	(7,326,038)	(18,785,361)	65,913,395	—	7,435,242	—	1,774,250
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	90,240,155	4,326,524	(1,300,550)	(28,699,572)	64,566,557	—	1,399,093	—	1,935,448
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	883,709,552	18,492,437	(58,426,344)	(140,257,156)	703,518,489	5,620,605	(4,814,460)	12,856,710	75,973,919
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	416,501,598	—	(12,744,917)	(109,702,301)	294,054,380	—	17,858,116	—	10,569,891
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	512,808,164	86,820,586	(3,140,828)	(242,279,836)	354,208,086	72,163,236	510,151	8,722,349	47,227,745
8	Variable Portfolio – Managed Volatility Moderate Growth Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	329,760,663	37,428,971	(995,014)	(135,662,574)	230,532,046	16,004,082	(114,805)	—	26,107,819
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	331,970,001	6,979,962	(15,664,182)	(91,864,946)	231,420,835	—	580,641	6,979,962	31,832,302
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	225,841,833	23,974,550	(2,332,369)	(75,570,043)	171,913,971	—	1,625,222	—	6,684,058
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	242,339,116	—	(13,663,336)	(57,135,354)	171,540,426	—	7,515,869	—	5,840,668
Total	14,593,293,739			(3,153,483,774)	10,526,070,784	233,806,641	176,944,011	114,381,523

(d)	Non-income producing investment.
(e)	Represents a security purchased on a when-issued basis.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2022.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Third Quarter Report 2022	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7048_12_A01_(11/22)